Other accounts receivable, net (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Accounts receivable, Impaired	$ 555	$ 628
Accounts receivable, Not impaired	103,059	76,035
Accounts receivable	103,614	76,663
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Accounts receivable, Impaired	300	459
Accounts receivable, Not impaired	68,374	57,657
Accounts receivable	68,674	58,116
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Accounts receivable, Not impaired	8,769	6,030
Accounts receivable	8,769	6,030
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Accounts receivable, Not impaired	18,515	5,861
Accounts receivable	18,515	5,861
Later than three months and not later than four months [member]
IfrsStatementLineItems [Line Items]
Accounts receivable, Impaired	255	169
Accounts receivable, Not impaired	7,401	6,487
Accounts receivable	$ 7,656	$ 6,656